Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Interim Financial Reporting [Abstract]
Disclosure of dividends announced and paid

	Pence per share			Cents per share					$ million
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Dividends announced and paid in cash
Preference shares							1	1	1
Ordinary shares
March	7.1691	8.1587	7.0125	10.00	10.00	10.00	1,828	1,303	1,099
June	7.4435	7.7563	6.9167	10.00	10.00	10.00	1,727	1,546	1,168
September	7.9296	7.6213	7.5578	10.25	10.00	10.00	1,409	1,676	1,161
December	8.0251	7.4435	7.9313	10.25	10.00	10.00	1,734	1,627	1,182
	30.5673	30.9798	29.4183	40.50	40.00	40.00	6,699	6,153	4,611
Dividend announced, paid in March 2019				10.25			1,435
The details of the scrip dividends issued are shown in the table below.

	2018	2017	2016
Number of shares issued (thousand)	195,305	289,789	548,005
Value of shares issued ($ million)	1,381	1,714	2,858